16. Deposits from the Brazilian Central Bank and Deposits from credit institutions	12 Months Ended
Dec. 31, 2020
Deposits From Brazilian Central Bank And Deposits From Credit Institutions
16. Deposits from the Brazilian Central Bank and Deposits from credit institutions
16.	Deposits from the Brazilian Central Bank and Deposits from credit institutions

The breakdown, by classification, type and currency, of the balances of these items is as follows:

Thousand of reais	2020	2019	2018

Classification:
Financial liabilities at amortized cost	131,656,962	99,271,415	99,022,806
Total	131,656,962	99,271,415	99,022,806

Type:
Deposits on demand (1)	296,340	685,026	709,605
Time deposits (2)	76,489,490	56,602,470	47,227,456
Repurchase agreements	54,871,132	41,983,919	51,085,745
Of which:
Backed operations with Private Securities (3)	13,843,463	9,506,255	6,977,766
Backed operations with Government Securities	41,027,669	32,477,663	44,107,979
Total	131,656,962	99,271,415	99,022,806

(1) Non-interest bearing accounts.

(2) Includes operations with credit institutions resulting from export and import financing lines, transfers from the country (BNDES and Finame) and abroad, and other credit lines abroad.

(3) Refers primarily to repurchase agreements backed by own-issued debentures.

Thousand of reais	2020	2019	2018

Currency:
Reais	77,743,482	58,282,793	74,159,613
Euro	13,156	39,522	105,119
US dollar	53,900,324	40,949,100	24,758,074
Total	131,656,962	99,271,415	99,022,806